Related party transactions - Other (Details) - EUR (€) € in Thousands		3 Months Ended	9 Months Ended
	Sep. 01, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Franz Industriebeteiligungen office space
Related parties
Rent expense			€ 2	€ 2
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties			0	0
Andreas Schmid Logistik AG, Gersthofen
Related parties
Services received from related parties			0	25
Suzhou Meimai Fast Manufacturing Technology Co., Ltd, Suzhou
Related parties
Revenue from related parties			77	19
DSCS Digital Supply Chain Solutions GmbH, Gersthofen
Related parties
Revenue from related parties			€ 0	0
Ownership interest in associate (as a percent)			33.30%
Susanne Ederer-Pausewang , Wife of Chief Executive Officer
Related parties
Sales of property and other assets from related parties		€ 27
Michele Neuber
Related parties
Services received from related parties			€ 1	€ 1
Jin Tianshi
Related parties
Ownership interest in associate (as a percent)	15.00%
MK Technology GmbH
Related parties
Ownership interest in associate (as a percent)	15.00%